Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value of Financial Instruments
Schedule of carrying amount and estimated fair value by classification Level of the Company's financial instruments

	June 30, 2013
		Fair Value
(Dollars in thousands)	Carrying Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and short term investments	$24,287	$24,287	$24,287	$—	$—
Available-for-sale securities	223,646	223,646	830	222,399	417
Other investments, at cost	2,269	—	—	—	2,269
Loans held for sale	5,789	5,789	—	5,789	—
Net Loans receivable	336,650	340,151	—	333,580	6,571
Accrued interest	2,177	2,177	2,177	—	—
Interest rate swap	(172)	(172)	—	—	(172)
Financial liabilities:
Non-interest bearing demand	$105,478	$105,478	$—	$105,478	$—
NOW and money market accounts	186,778	186,778	—	186,778	—
Savings	47,238	47,238	—	47,238	—
Time deposits	170,125	171,732	—	171,732	—
Total deposits	509,619	511,226	—	511,226	—
Federal Home Loan Bank Advances	34,335	38,458	—	38,458	—
Short term borrowings	15,650	15,650	—	15,650	—
Junior subordinated debentures	15,464	15,464	—	15,464	—
Accrued interest payable	666	666	666	—	—

	December 31, 2012
		Fair Value
(Dollars in thousands)	Carrying Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and short term investments	$18,708	$18,708	$18,708	$—	$—
Available-for-sale securities	203,445	203,445	914	202,114	417
Other investments, at cost	2,527	—	—	—	2,527
Loans held for sale	9,658	9,658	—	9,658	—
Net loans receivable	327,490	328,893	—	322,717	6,176
Accrued interest	2,098	2,098	2,098	—	—
Interest rate swap	(338)	(338)	—	—	(338)
Financial liabilities:
Non-interest bearing demand	$97,526	$97,526	$—	$97,526	$—
NOW and money market accounts	150,874	150,874	—	150,874	—
Savings	41,100	41,100	—	41,100	—
Time deposits	185,477	187,313	—	187,313	—
Total deposits	474,977	476,813	—	476,813	—
Federal Home Loan Bank Advances	36,344	41,977	—	41,977	—
Short term borrowings	15,900	15,900	—	15,900	—
Junior subordinated debentures	15,464	15,464	—	15,464	—
Accrued interest payable	1,029	1,029	1,029	—	—

	December 31, 2012
		Fair Value
	Carrying Amount
(Dollars in thousands)		Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and short term investments	$18,296	$18,296	$18,296	$—	$—
Available-for-sale securities	203,445	203,445	914	202,114	417
Other investments, at cost	2,527	—	—	—	2,527
Loans held for sale	9,658	9,658	—	9,658	—
Net loans receivable	327,490	328,893	—	322,717	6,176
Accrued interest	2,098	2,098	2,098	—	—
Interest rate swap	(338)	(338)	—	—	(338)
Financial liabilities:
Non-interest bearing demand	$97,526	$97,526	$—	$97,526	$—
NOW and money market accounts	150,874	150,874	—	150,874	—
Savings	41,100	41,100	—	41,100	—
Time deposits	185,477	187,313	—	187,313	—

Total deposits	474,977	476,813	—	476,813	—
Federal Home Loan Bank Advances	36,344	41,977	—	41,977	—
Short term borrowings	15,900	15,900	—	15,900	—
Junior subordinated debentures	15,464	15,464	—	15,464	—
Accrued interest payable	1,029	1,029	1,029	—	—

	December 31, 2011
(Dollars in thousands)	Carrying Amount	Fair Value
Financial Assets:
Cash and short term investments	$16,492	$16,492
Available-for-sale securities	201,032	201,032
Other investments, at cost	5,637	—
Loans held for sale	3,725	3,725
Net loans receivable	319,612	319,505
Accrued interest	1,914	1,914
Interest rate swap	(602)	(602)
Financial liabilities:
Non-interest bearing demand	$83,572	$83,572
NOW and money market accounts	136,483	136,483
Savings	34,048	34,048
Time deposits	210,482	214,437

Total deposits	464,585	468,540
Federal Home Loan Bank Advances	43,862	50,238
Short term borrowings	13,616	13,616
Junior subordinated debentures	17,913	17,913
Accrued interest payable	1,624	1,624

Schedule of changes in fair values and location in the income statement where these changes are included

(Dollars in thousands)

	Six months ended June 30,		Three months ended June 30,
	2013	2012	2013	2012
Description	Non-interest income: Fair value adjustment loss	Non-interest income: Fair value adjustment loss	Non-interest income: Fair value adjustment loss	Non-interest income: Fair value adjustment loss
Interest rate swap	$(2)	$(37)	$(2)	$(4)
Total	$(2)	$(37)	$(2)	$(4)

	2012	2011	2010
(Dollars in thousands)	Non-interest income: Fair-value adjustment gain (loss)	Non-interest income: Fair-value adjustment gain (loss)	Non-interest income: Fair-value adjustment gain (loss)
Interest rate swap	(58)	(166)	(581)
Total	$(58)	$(166)	$(581)

Schedule of fair value for each category of assets carried at fair value that are measured on a recurring basis

(Dollars in thousands)

Description	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$1,462	$—	$1,462	$—
Mortgage-backed securities	122,649	—	122,649	—
Small Business Administration securities	57,304	—	57,304	—
State and local government	39,922	—	39,922	—
Corporate and other securities	2,309	830	1,062	417
	223,646	830	222,399	417

Interest rate swap	(172)	—	—	(172)
Total	$223,474	$830	$222,399	$245

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$1,534	$—	$1,534	$—
Mortgage-backed securities	112,144	—	112,144	—
Small Business Administration securities	54,993	—	54,993	—
State and local government	32,373	—	32,373	—
Corporate and other securities	2,401	914	1,070	417
	203,445	914	202,114	417

Interest rate swap	(338)	—	—	(338)
Total	$203,107	$914	$202,114	$79

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$1,534	$—	$1,534	$—
Mortgage-backed securities	112,144	—	112,144	—
Small Business Administration securities	54,993	—	54,993	—
State and local government	32,373	—	32,373	—
Corporate and other securities	2,401	914	1,070	417

	203,445	914	202,114	417
Interest rate cap/swap	(338)	—	—	(338)

Total	$203,107	$914	$202,114	$79

(Dollars in thousands)

Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$34	$—	$34	$—
Mortgage backed securities	141,631	—	141,631	—
Small Business Administration securities	36,479	—	36,479	—
State and local government	20,488	—	20,488	—
Corporate and other securities	2,400	926	1,474	—

	201,032	926	200,106	—
Interest rate cap/floor	(602)	—	—	(602)

Total	$200,430	$926	$200,106	$(602)

Schedule reconciling the changes in Level 3 financial instruments measured on a recurring basis

(Dollars in thousands)	Interest rate Swap	Corporate Preferred Stock
Beginning Balance December 31, 2012	$(338)	417
Total gains or losses (realized/unrealized)

Included in earnings	(2)	—

Included in other comprehensive income	—	—

Purchases, issuances, and settlements	168	—

Transfers in and/or out of Level 3	—	—
Ending Balance June 30, 2013	$(172)	$417

(Dollars in thousands)	Interest rate Swap	Corporate Preferred Stock
Beginning Balance March 31, 2013	$(254)	417
Total gains or losses (realized/unrealized)

Included in earnings	(2)	—

Included in other comprehensive income	—	—

Purchases, issuances, and settlements	84	—

Transfers in and/or out of Level 3	—	—
Ending Balance June 30, 2013	$(172)	$417

(Dollars in thousands)	Interest rate Cap/Floor/Swap
Beginning Balance December 31, 2011	$(602)
Total gains or losses (realized/unrealized)

Included in earnings	(37)

Included in other comprehensive income	—

Purchases, issuances, and settlements	160

Transfers in and/or out of Level 3	—
Ending Balance June 30, 2012	$(479)

(Dollars in thousands)	Interest rate Cap/Floor/Swap
Beginning Balance March 31, 2012	$(553)
Total gains or losses (realized/unrealized)

Included in earnings	(4)

Included in other comprehensive income	—

Purchases, issuances, and settlements	78

Transfers in and/or out of Level 3	—
Ending Balance June 30, 2012	$(479)

	2012
(Dollars in thousands)	Interest rate Swap	Corporate Preferred Stock
Beginning Balance December 31, 2011	$(602)	—
Total gains or losses (realized/unrealized)
Included in earnings	(58)	—
Included in other comprehensive income	—	—
Purchases, issuances, and settlements	322	417
Transfers in and/or out of Level 3	—

Ending Balance December 31, 2012	$(338)	417

	2011
(Dollars in thousands)	State and local government securities	Corporate and other securities	Interest rate Swap
Beginning Balance December 31, 2010	$625	$182	$(778)
Total gains or losses (realized/unrealized)
Included in earnings	—	(103)	(166)
Included in other comprehensive income	—	(79)	—
Purchases, issuances, and settlements	(625)	—	342
Transfers in and/or out of Level 3	—	—	—

Ending Balance December 31, 2011	$—	$—	$(602)

Schedule of the fair value for each category of assets carried at fair value that are measured on a non-recurring basis

(Dollars in thousands)

Description	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$84	$—	$—	$84
Real estate:
Mortgage-residential	716	—	—	716
Mortgage-commercial	5,759	—	—	5,759
Consumer:
Home equity	—	—	—	—
Other	7	—	—	7
Total impaired	6,566	—	—	6,566
Other real estate owned:
Construction	301	—	—	301
Mortgage-residential	302	—	—	302
Mortgage-commercial	2,221	—	—	2,221
Total other real estate owned	2,824	—	—	2,824
Total	$9,390	$—	$—	$9,390

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$37	$—	$—	$37
Real estate:
Mortgage-residential	357	—	—	357
Mortgage-commercial	5,772	—	—	5,772
Consumer:
Home equity	—	—	—	—
Other	10	—	—	10
Total impaired	6,176	—	—	6,176
Other real estate owned:
Construction	301	—	—	301
Mortgage-residential	488	—	—	488
Mortgage-commercial	3,198	—	—	3,198
Total other real estate owned	3,987	—	—	3,987
Total	$10,163	$—	$—	$10,163

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$37	$—	$—	$37
Real estate:
Mortgage-residential	357	—	—	357
Mortgage-commercial	5,772	—	—	5,772
Consumer:
Home equity	—	—	—	—
Other	10	—	—	10

Total impaired	6,176	—	—	6,176

Other real estate owned:
Construction	301	—	—	301
Mortgage-residential	488	—	—	488
Mortgage-commercial	3,198	—	—	3,198

Total other real estate owned	3,987	—	—	3,987

Total	$10,163	$—	$—	$10,163

(Dollars in thousands)

Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$44	$—	$—	$44
Real estate:
Mortgage-residential	622	—	—	622
Mortgage-commercial	8,666	—	—	8,666
Consumer:
Home equity	—	—	—	—
Other	19	—	—	19

Total impaired	9,351	—	—	9,351

Other real estate owned:		—	—
Construction	2,156	—	—	2,156
Mortgage-residential	4,278	—	—	4,278
Mortgage-commercial	917	—	—	917

Total other real estate owned	7,351	—	—	7,351

Total	$16,702	$—	$—	$16,702

Schedule of significant unobservable inputs used in the fair value measurements

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of June 30, 2013 and December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

(Dollars in thousands)	Fair Value as of June 30, 2013	Valuation Technique	Significant Observable Inputs	Significant Unobservable Inputs

Interest Rate Swap	$(172)	Discounted cash flows	Weighted Average Credit Factor	3.20%

Preferred stock	$417	Estimation based on comparable non-listed securities	Comparable transactions	n/a

OREO	$2,824	Appraisal Value/Comparison Sales/Other estimates	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

Impaired loans	$6,566	Appraisal Value	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

(Dollars in thousands)	Fair Value as of December 31, 2012	Valuation Technique	Significant Observable Inputs	Significant Unobservable Inputs

Interest Rate Swap	$(338)	Discounted cash flows	Weighted Average Credit Factor	3.20%

Preferred stock	$417	Estimation based on comparable non-listed securities	Comparable transactions	n/a

OREO	$3,987	Appraisal Value/Comparison Sales/Other estimates	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

Impaired loans	$6,176	Appraisal Value	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

(Dollars in thousands)	Fair Value as of December 31, 2012	Valuation Technique	Significant Observable Inputs	Significant Unobservable Inputs
Interest Rate Swap	$(388)	Discounted cash flows	Weighted Average Credit Factor	3.20%
Preferred stock	$417	Estimation based on comparable non-listed securities	Comparable transactions	n/a
OREO	$3,987	Appraisal Value/Comparison Sales/Other estimates	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost
Impaired loans	$6,176	Appraisal Value	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost